Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUES	$ 70,684	$ 56,910	$ 60,041
COST OF REVENUES	(20,105)	(13,432)	(12,585)
GROSS PROFIT	50,579	43,478	47,456
OPERATING EXPENSES:
Research and development expenses	(46,875)	(44,725)	(52,704)
Sales and marketing expenses	(14,214)	(13,657)	(17,616)
General and administrative expenses	(16,556)	(7,884)	(5,120)
TOTAL OPERATING EXPENSES	(77,645)	(66,266)	(75,440)
OPERATING LOSS	(27,066)	(22,788)	(27,984)
Financial income, net	929	3,300	2,443
Loss before income taxes	(26,137)	(19,488)	(25,541)
INCOME TAXES	(407)	(164)	(414)
LOSS AFTER INCOME TAXES	(26,544)	(19,652)	(25,955)
Equity in earnings of investee	10	17	21
NET LOSS	$ (26,534)	$ (19,635)	$ (25,934)
Basic and diluted net loss per Ordinary Share	$ (1.15)	$ (3.25)	$ (4.13)
Weighted average number of shares used in computing net loss per Ordinary Share	33,031,205	10,448,218	9,522,608